Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment

Premises and equipment at March 31, 2014 and 2015 consist of the following:

	2014	2015
	(in millions of yen)
Land	410,739	563,295
Buildings	800,680	822,229
Equipment and furniture	435,655	450,656
Leasehold improvements	92,052	82,610
Construction in progress	35,789	14,745
Software	725,287	862,353

Total	2,500,202	2,795,888
Less: Accumulated depreciation and amortization	1,143,608	1,163,403

Premises and equipment—net	1,356,594	1,632,485